Allmerica Financial                              Annual Report

          DECEMBER 31, 1999

                                            Allmerica Investment Trust
                                              . Money Market Fund

AIT

                                                   [LOGO OF ALLMERICA FINANCIAL]

Table of Contents

General Information.....................................2
A Letter from the Chairman..............................3
Bond & Money Market Overview............................4
Money Market Fund.......................................6
Financials............................................F-1

For further information, see the accompanying annual report.

See Client Notices on page F-13.

General Information


Officers of First Allmerica Financial Life Insurance
Company (FAFLIC) and Allmerica Financial Life
Insurance and Annuity Company (AFLIAC)
John F. O'Brien, President, CEO (FAFLIC) and
   Chairman of the Board (AFLIAC)
Richard M. Reilly, President and CEO (AFLIAC)
Edward J. Parry, III, Vice President, CFO and Treasurer
Abigail M. Armstrong, Secretary and Counsel

Investment Manager
Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

General Distributor
Allmerica Investments, Inc.
440 Lincoln Street, Worcester, MA 01653

Independent Accountants
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110

Administrator and Custodian
Investors Bank & Trust Company
200 Clarendon Street, Boston, MA 02116

Legal Counsel
Ropes & Gray
One International Place, Boston, MA 02110

Officers of Allmerica Investment Trust (AIT)
Richard M. Reilly, President
Paul T. Kane, Treasurer
George M. Boyd, Secretary

Board of Trustees of AIT
John F. O'Brien, Chairman
P. Kevin Condron1
Cynthia A. Hargadon1
Gordon Holmes1
John P. Kavanaugh
Bruce E. Langton1
Attiat F. Ott1
Richard M. Reilly
Ranne P. Warner1

1Independent Trustees

Investment Sub-Adviser
Allmerica Asset Management, Inc.
440 Lincoln Street, Worcester, MA 01653
    Money Market Fund

A Letter from the Chairman


[PHOTO]

Dear Client:

Investors were subjected to a range of emotions during 1999. Entering the year, most market analysts were predicting a swift slow-down in GDP growth based on the global weakness seen during 1998 in Latin America, Europe and Asia. Contrary to this outlook, economic statistics released early in the year presented evidence that the U.S. economy remained strong. In fact, economic growth exceeded 5% in several quarters. Unemployment reached record-low levels, and high levels of consumer confidence led to strong spending and record low savings rates.

Internationally, markets were also quite strong. Many emerging markets took strong steps to restructure their economies and their stock markets rebounded sharply. European growth continued to be solid and the continent successfully completed its first year under the new Euro currency. This common currency led to greater transparency in costs between countries and led to a number of large corporate mergers and the promise of greater efficiency in years to come.

With strong growth in the U.S. and few economic problems internationally, investors began to worry about the risk of greater inflation. The Federal Reserve raised interest rates three times for a total of 0.75% as it took steps to slow the economy before inflation became an issue. The effect of these actions and worries caused the bond market to turn in its second worst performance since 1973.

Money market investors were somewhat protected from rising interest rates as the short-term nature of their investments quickly adapted to the new and higher level of interest rates. In 1999, money market funds met their goal of providing a safe haven for conservative investors.

The Allmerica Investment Trust (AIT) Money Market Fund focuses on three primary goals: preservation of capital, maintenance of liquidity and attractive current income. The Fund's manager continued to deliver on these objectives and produce highly competitive returns. We appreciate your continued confidence in the AIT Money Market Fund and look forward to serving more of your financial needs through Allmerica's broad array of insurance and retirement products.

On behalf of the Board of Trustees,

/s/ John F. O'Brien

John F. O'Brien

Chairman of the Board

Allmerica Financial Life Insurance and Annuity Company

Bond & Money Market Overview

1995: U.S. bond market enjoys its third best performance in 30 years, thanks to strong total returns from 30-year U.S. Treasuries and corporate issues.

1996: Outlook for Federal Reserve policy affects U.S. bond market. Long-predicted interest rate cuts, which would have fueled this market, never occur.

1997: Low inflation and declining interest rates fuel the bond market, which enjoys its best returns since 1995.

1998: During 1998, bond investments produced widely divergent results as a series of dramatic swings either left them highly in favor or badly battered.

1999: Inflation concerns and a booming U.S. Economy prompt the Federal Reserve to hike interest rates. Fixed Income markets close the second half with their worst-performing year ever with the Lehman Aggregate Bond Index returning -0.83%.

                                  [TIMELINE]

1999 JAN

[GRAPHIC]

The new European currency is introduced. Over the course of the year, the euro loses almost 18% of its value against the U.S. dollar.

FEB

A rally of agency, corporate, and mortgage-backed bonds encourages investors to take advantage of bond yield premiums.

MAR

APR

[GRAPHIC]

Japan shows signs of economic recovery along with other foreign countries such as Brazil and Mexico, marking the first time in two years in which some foreign markets outperform the U.S. bond market.

MAY

As a group, foreign markets underperform the U.S. bond market, the major culprit being Europe, where a backup in interest rates is significant.

On the whole, 1999 was disappointing for fixed-income investors. In fact, it was the second worse performance year ever for the fixed-income markets, as measured by the total -0.83%. return of the Lehman Aggregate Bond Index.

A handful of universal themes dominated the markets during the year, namely successive Federal Reserve interest rate hikes, a steepening yield curve, volatile corporate bond performance, and rising mortgage rates.

1999 began with investors feeling fairly optimistic about the coming year. The Federal Reserve had acted in the fall of 1998 to avert a global liquidity meltdown with three easings that lowered short-term rates to 4.75%. The U.S. economy seemed to be healthy, with expectations for 1999 GDP in the 3.0% range and subdued inflation running at about a 2% annual rate.

On the international front, Asia and Latin America continued their recovery from the problems of 1998. Early in the year, Brazil announced a somewhat unexpected devaluation of its currency, the real. Global markets braced for a round of panic selling and other negative ripple effects which never materialized.

Against this backdrop, the first quarter of 1999 progressed with no major disturbances. Inflation stayed at bay and corporate spread tightening reflected the positive fundamentals of strong earnings growth.

Beginning in the second quarter, however, the picture began to change. The U.S. economy grew faster than initially projected and the unemployment rate fell below 4.2%. Investors began to fear that inflation was imminent. In June, the Federal Reserve responded by raising the Fed Funds interest rate from 4.75% to 5.00%.

July and August saw spread sectors widen dramatically. Corporate treasurers pushed corporate and asset-backed bonds into the market hoping

Bond & Money Market Overview

to avert a fourth-quarter liquidity trap, which they believed likely as Y2K fears would drive buyers from the market. Ironically, these efforts became a self-fulfilling prophesy as treasurers ended up creating their own mini-liquidity crisis by all trying to issue bonds simultaneously. By August, there was a second Fed rate hike from 5.00% to 5.25%.

Despite these first two rate increases, the U.S. economy continued to gather speed in the third and fourth quarters. The nation's third-quarter GDP, for instance, came in at 5.7%, well above experts' original predictions. Market participants once again began to worry about a resurgence of inflation. In response, the Fed raised short-term interest rates for a third and final time in November to 5.50%.

Investment grade corporate bonds had a good showing at the end of 1999, but their overall performance was volatile. All excess returns were attributable to the first and fourth quarters only.

The high yield market finished 1999 on a positive note after poor performance in the second and third quarters. The market's return for the year was a modest 2.39%, as measured by the Lehman High Yield Corporate Index. The demand side of the market shifted significantly in 1999, as mutual fund inflows dropped dramatically to $1.1 billion, down from $15 billion in 1998. Collateralized bond obligations, structured transactions involving the purchase of high yield debt, did offset these lower inflows. The market's estimated 4% default rate was the highest since 1991.

The past year also saw a steepening yield curve as the 30-year Treasury bond, which began the year at 5.10% on January 1, and ended at 6.49% on December 31.

The mortgage-backed securities market showed strong excess returns for the year, owing primarily to positive supply/demand factors, an improved prepay environment, narrowing swap spreads, and lower interest rate volatility. In particular, Fannie Mae and Freddie Mac assets grew nearly 30% over 1999.

Looking ahead, it is likely that economic growth and strengthening will continue into 2000, albeit at a slower rate than that of 1999. All signs point to probable Fed interest rate increases in the new year, with little inflation on the horizon.

                                  [TIMELINE]

The new European currency is introduced. Over the course of the year, the euro loses almost 18% of its value against the U.S. dollar.

JUL

[GRAPHIC]

AUG

[GRAPHIC]

Inflation worries resurface as the U.S. economy continues to grow and the nations unemployment figure approaches an almost 30-year low. The Fed responds by raising interest rates another 0.25%.

SEPT

OCT

Investment grade corporate bonds and the high yield market begin their strong fourth-quarter performance.

NOV

[GRAPHIC]

With the booming U.S. economy showing no signs of a slowdown, the Fed announces its third rate hike of 0.25%. The fixed-income markets end the year down with the Lehman Aggregate Bond Index posting a dismal total return of -0.83%.

DEC

Money Market Fund


For the period ended December 31, 1999, the Money Market Fund returned 5.19%, out performing its benchmark, the IBC/ Donoghue First Tier Money Market Index, which returned 4.57%.

During the first quarter of 1999, inflation remained in check. The second quarter featured stronger than expected growth and an unemployment rate below 4.2%. The Federal Reserve responded in June by increasing interest rates. In July and August, spread sectors widened dramatically as corporate treasurers pushed corporate and asset-backed issues into the market in an attempt to avoid potential Y2K-induced fourth quarter liquidity problems. August brought another Fed rate hike, with a third and final rate hike occurring in November prompted by inflation fears amidst a booming economy and GDP at a robust 5.7%. During the fourth quarter, the Fed provided ample liquidity to the banking system in order to prepare for potential Y2K cash demands.

The yield curve steepened as the 30 year Treasury bond rose from 5.10% on January 1, to 6.49% at the close of the year. This increase resulted in the second worst performance year ever for the fixed income markets, as measured by the total return of the Lehman Aggregate Bond Index.

During 1999, the Fund maintained a top quartile ranking as measured by the IBC fund peer group. One of the primary strategies that enhanced performance was the gradual increase in floating rate note positions. These positions were advantageous as they quickly reset to higher interest rates as the market anticipated and reacted to changes in monetary policy.

The Fund manager believes that Fed policy and market interest rates will remain biased to the upside until economic growth shows signs of moderation. Based on this outlook, the portfolio will maintain a core holding of longer dated corporate notes and commercial paper. These positions are coupled with government agency securities and repurchase agreements to maximize liquidity.

Investment Sub-Adviser

Allmerica Asset Management, Inc.

About the Fund

Strives to maximize current income for investors while preserving capital and liquidity.

Portfolio Composition

As of December 31, 1999, the sector allocation of net assets was:

[GRAPH]

Corporate Notes          48%
Commercial Paper         37%
Certificates of Deposit  12%
Other                     3%

Average Annual Total Returns

 Years ended December 31, 1999         1 Year       5 Years       10 Years

 Money Market Fund                      5.19%        5.47%          5.23%

 IBC/Donoghue First Tier
 Money Market Index                     4.57%        4.97%          4.79%

 Lipper Money Market Funds Average      4.49%        4.95%          4.80%


Average Yield as of December 31, 1999

 Money Market Fund 7-Day Yield 5.57%

Growth of a $10,000 Investment Since 1989

                                    [GRAPH]

                 Money Market Fund   Money Market Index

       12/31/89        10,000        10,000
       12/31/90        10,805        10,781
       12/31/91        11,466        11,393
       12/31/92        11,893        11,772
       12/31/93        12,250        12,081
       12/31/94        12,732        12,528
       12/31/95        13,475        13,209
       12/31/96        14,196        13,854
       12/31/97        14,970        14,548
       12/31/98        15,788        15,269
       12/31/99        16,607        15,967


The Money Market Fund is a portfolio of the Allmerica Investment Trust. Portfolio composition will vary over time. The Fund is neither insured nor guaranteed the Federal Deposit Insurance Corporation or any other Government Agency. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. IBC/Donoghue is an independent firm that tracks 2a-7 regulated money market funds on a yield, shareholder, asset size and portfolio allocation basis. The Lipper Money Market Funds Average is the average investment performance of 337 funds within the Money Market category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Financials

                      This page left blank intentionally.

                               Money Market Fund

                  PORTFOLIO OF INVESTMENTS . December 31, 1999
--------------------------------------------------------------------------------

                                                           Value
  Par Value                                              (Note 2)
------------------------------------------------------------------

 CORPORATE NOTES - 47.6%

             Banking - 12.5%
 $4,000,000  Bankers Trust Corp.
             9.50%, 06/14/00                            $4,058,769
  1,500,000  Bayerische Landesbank NY
             6.25%, 03/15/00                             1,500,205
  6,000,000  Chase Manhattan Corp. MTN
             4.96%, 01/20/00*                            6,000,048
 10,000,000  Comerica Bank
             6.53%, 09/25/00*                            9,998,077
  5,000,000  First National Bank of Chicago, Euro MTN
             7.00%, 05/08/00                             5,027,230
  9,000,000  First Union National Bank, MTN
             6.27%, 09/27/00*                            8,994,991
  2,750,000  Fleet Boston Financial Corp., MTN
             6.38%, 08/11/00                             2,751,470
  7,000,000  Key Bank National Association, MTN
             5.13%, 03/22/00                             6,999,321
  2,000,000  KeyCorp
             6.30%, 04/20/00                             2,000,852
  2,000,000  Norwest Financial, Inc.
             6.88%, 06/15/00                             2,009,553
 15,000,000  Wilmington Trust Corp.
             6.02%, 10/01/00                            14,993,533
                                                        ----------
                                                        64,334,049
                                                        ----------
             Securities Broker - 11.6%
  1,575,000  Bear Stearns Cos., Inc., MTN
             6.50%, 06/15/00                             1,580,975
  5,000,000  Bear Stearns Cos., Inc., MTN
             5.00%, 02/02/00*                            5,000,000
  2,000,000  Donaldson, Lufkin & Jenrette, Inc., MTN
             6.31%, 05/26/00                             2,003,276
  1,300,000  Goldman Sachs and Co. (A)
             5.56%, 01/11/01                             1,289,258
  4,000,000  Goldman Sachs and Co. (A)
             5.04%, 02/07/00*                            4,000,000
  7,000,000  Lehman Brothers Holdings, Inc., MTN
             7.29%, 09/25/00                             7,037,945
  4,236,000  Merrill Lynch & Co., Inc., MTN
             6.47%, 02/15/00*                            4,238,121
    675,000  Merrill Lynch & Co., Inc., MTN
             6.70%, 08/01/00                               677,556
 14,000,000  Morgan Stanley Dean Witter & Co., MTN
             6.08%, 02/14/00*                           14,000,000
 10,000,000  Paine Webber Group, Inc., MTN
             6.64%, 12/12/00*                           10,000,000
  6,750,000  Paine Webber Group, Inc., MTN
             7.00%, 03/01/00                             6,764,318
  2,000,000  Paine Webber Group, Inc., MTN
             7.00%, 03/01/00                             2,001,946
  1,000,000  Salomon Smith Barney Holdings, Inc.
             6.63%, 01/30/00                             1,002,772
                                                        ----------
                                                        59,596,167
                                                        ----------

                                                                     Value
  Par Value                                                        (Note 2)
----------------------------------------------------------------------------

             Financial Services - 9.2%
 $1,000,000  Abbey National Treasury Service PLC
             5.13%, 05/04/00                                      $  996,329
  1,000,000  Beneficial Corp., MTN
             5.09%, 01/10/00*                                      1,000,025
  1,000,000  Countrywide Funding Corp.
             7.31%, 08/28/00                                       1,006,733
  7,000,000  Heller Financial, Inc.
             6.49%, 09/18/00*                                      6,995,170
 10,000,000  Heller Financial, Inc.
             5.90%, 08/07/00                                       9,996,833
 23,000,000  Homeside Lending, Inc., MTN
             6.27%, 08/16/00*                                     23,002,865
  2,000,000  Household Finance Corp.
             6.37%, 06/30/00                                       2,002,796
  2,000,000  Household Finance Corp.
             6.75%, 06/01/00                                       2,008,733
                                                                  ----------
                                                                  47,009,484
                                                                  ----------

             Telephone Systems - 3.1%
 11,885,000  GTE Corp.
             6.16%, 06/12/00*                                     11,880,251
  2,356,000  GTE Corp.
             9.38%, 12/01/00                                       2,419,519
  1,500,000  Nynex Capital Funding Corp.
             9.40%, 06/01/00                                       1,522,393
                                                                  ----------
                                                                  15,822,163
                                                                  ----------

             Electric Utilities - 2.9%
 15,000,000  National Rural Utilities Cooperative Finance Corp.
             6.14%, 06/26/00*                                     15,000,091
                                                                  ----------

             Automotive - 2.3%
  6,000,000  American Honda Finance Corp. (A)
             5.00%, 01/20/00*                                      5,999,876
  6,000,000  American Honda Finance Corp. (A)
             5.78%, 08/02/00*                                      5,999,314
                                                                  ----------
                                                                  11,999,190
                                                                  ----------

             Aerospace & Defense - 1.9%
 10,000,000  Textron Financial Corp. (A)
             5.92%, 05/12/00*                                     10,000,000
                                                                  ----------

             Heavy Machinery - 1.7%
  4,000,000  Caterpillar Financial Services Corp., MTN
             6.28%, 05/01/00                                       4,010,484
  4,500,000  John Deere Capital Corp.
             5.68%, 04/10/00                                       4,502,473
                                                                  ----------
                                                                   8,512,957
                                                                  ----------

             Retailers - 0.9%
  3,700,000  Sears Roebuck Acceptance, MTN
             5.88%, 05/08/00                                       3,697,381
  1,000,000  Wal-Mart Stores, Inc.
             5.85%, 06/01/00                                       1,000,760
                                                                  ----------
                                                                   4,698,141
                                                                  ----------

                       See Notes to Financial Statements.
--------------------------------------------

                               Money Market Fund

            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1999
--------------------------------------------------------------------------------

                                                        Value
  Par Value                                           (Note 2)
----------------------------------------------------------------

             Commercial Services - 0.6%
 $3,000,000  International Lease Finance Corp.
             6.63%, 06/01/00                         $ 3,013,592
                                                     -----------

             Transportation - 0.6%
  3,000,000  Richmond County Development Authority
             5.65%, 06/01/00                           2,997,934
                                                     -----------

             Computers & Information - 0.3%
  1,500,000  International Business Machines Corp.
             5.79%, 03/20/00*                          1,498,932
                                                     -----------
             Total Corporate Notes                   244,482,700
                                                     -----------
             (Cost $244,482,700)

 COMMERCIAL PAPER (B) - 37.3%

             Financial Services - 10.5%
  1,212,000  Associates Financial Services
             5.95%, 01/27/00                           1,190,566
  5,000,000  Fairway Finance Corp. (A)
             5.84%, 03/09/00                           4,858,056
 14,000,000  Finova Capital Corp.
             5.08%, 02/25/00*                         14,000,000
  5,000,000  Franklin Resources, Inc. (A)
             6.75%, 02/14/00                           4,949,375
  6,000,000  Pegasus Four Ltd. (A)
             6.20%, 01/12/00                           5,915,267
  5,536,000  Swiss Re Financial Products
             5.80%, 02/15/00                           5,494,973
 10,000,000  Tulip Funding Corp. (A)
             6.18%, 01/26/00                           9,847,217
  1,820,000  Variable Funding Capital (A)
             6.60%, 01/10/00                           1,811,325
  3,000,000  Westways Funding I (A)
             6.17%, 01/31/00                           2,954,239
  2,684,000  Westways Funding V (A)
             6.20%, 01/12/00                           2,645,634
                                                     -----------
                                                      53,666,652
                                                     -----------

             Securities Broker - 9.4%
 11,000,000  Bear Stearns Cos., Inc.
             5.28%, 03/30/00*                         11,000,000
 15,000,000  Donaldson, Lufkin & Jenrette, Inc.
             6.20%, 02/29/00                          14,839,833
 11,550,000  Goldman Sachs and Co. (A)
             6.60%, 12/21/00                          11,550,000
  2,500,000  Lehman Brothers Holdings, Inc.
             5.75%, 03/27/00                           2,405,365
  5,000,000  Lehman Brothers Holdings, Inc.
             5.58%, 02/14/00                           4,831,825
  4,000,000  Morgan Stanley Dean Witter & Co.
             5.43%, 01/31/00                           3,878,127
                                                     -----------
                                                      48,505,150
                                                     -----------

                                                                Value
  Par Value                                                   (Note 2)
------------------------------------------------------------------------

             Education - 3.8%
 $7,000,000  Arizona Student Loan
             7.05%, 01/05/00                                 $ 6,990,404
  5,000,000  Massachusetts College of Pharmacy
             5.85%, 06/08/00                                   4,870,000
  7,830,000  Massachusetts College of Pharmacy
             5.85%, 06/06/00                                   7,627,692
                                                             -----------
                                                              19,488,096
                                                             -----------

             Commercial Services - 3.5%
  8,500,000  Block Financial Corp. (A)
             6.17%, 01/31/00                                   8,380,542
 10,000,000  Block Financial Corp. (A)
             6.15%, 01/31/00                                   9,856,500
                                                             -----------
                                                              18,237,042
                                                             -----------

             Chemicals - 2.9%
 15,000,000  Akzo Nobel, Inc.
             5.80%, 03/13/00                                  14,690,775
                                                             -----------

             Oil & Gas - 1.9%
 10,000,000  Equilon Enterprises, LLC
             5.74%, 01/24/00                                   9,760,833
                                                             -----------

             Automotive - 1.7%
  1,630,000  Enterprise Funding Corp. (A)
             5.95%, 01/18/00                                   1,614,644
  1,546,000  Enterprise Funding Corp. (A)
             5.95%, 01/27/00                                   1,529,136
  5,575,000  Enterprise Funding Corp. (A)
             6.20%, 02/11/00                                   5,519,312
                                                             -----------
                                                               8,663,092
                                                             -----------

             Forest Products & Paper - 1.7%
  4,500,000  Jefferson Smurfit Financial
             6.80%, 01/21/00                                   4,480,450
  1,000,000  Jefferson Smurfit Financial
             6.95%, 01/18/00                                     996,139
  1,200,000  Jefferson Smurfit Financial
             6.80%, 01/24/00                                   1,193,880
  2,000,000  Jefferson Smurfit Financial
             6.80%, 01/28/00                                   1,988,289
                                                             -----------
                                                               8,658,758
                                                             -----------

             Industrial - 1.0%
  5,000,000  Invensys, Plc (A)
             5.65%, 02/07/00                                   4,970,181
                                                             -----------

             Electric Utilities - 0.9%
  5,000,000  Florida Power & Light Group Capital, Inc. (A)
             5.45%, 01/31/00                                   4,848,611
                                                             -----------
             Total Commercial Paper                          191,489,190
                                                             -----------
             (Cost $191,489,190)

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                               Money Market Fund

            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1999
--------------------------------------------------------------------------------

                                                             Value
   Par Value                                               (Note 2)
---------------------------------------------------------------------

 CERTIFICATES OF DEPOSIT - 12.1%

 $15,000,000   Abbey National Treasury Service PLC
               6.31%, 01/31/00                            $15,005,661
   5,000,000   Bankers Trust Corp.
               6.16%, 04/10/00*                             4,999,702
  10,000,000   Barclays Bank, Plc, Yankee CD
               4.89%, 05/12/00*                             9,997,879
  10,000,000   CIC Floating Rate CD
               5.82%, 08/02/00*                             9,998,857
   3,000,000   Commerzbank, AG, Yankee CD
               4.99%, 01/25/00                              2,999,978
   8,000,000   European American Bank
               5.28%, 05/12/00                              7,999,166
  10,000,000   National Bank Canada NY
               6.10%, 11/22/00                              9,994,035
   1,215,000   Toronto Dominion Bank NY
               5.18%, 02/29/00                              1,213,994
                                                          -----------
               Total Certificates of Deposit               62,209,272
                                                          -----------
               (Cost $62,209,272)
 U.S. GOVERNMENT AGENCY OBLIGATIONS (B) - 3.6%

               Federal Home Loan Bank - 2.7%
     900,000   4.85%, 01/27/00                                899,590
   8,000,000   5.19%, 03/24/00*                             8,000,670
   5,000,000   5.22%, 03/17/00                              5,000,000
                                                          -----------
                                                           13,900,260
                                                          -----------
               Fannie Mae - 0.9%
   5,000,000   5.62%, 09/01/00                              4,785,347
                                                          -----------
               Total U.S. Government Agency Obligations    18,685,607
                                                          -----------
               (Cost $18,685,607)

   Shares
   ------

 INVESTMENT COMPANIES - 3.4%

  17,438,366   Scudder Institutional Money Market Fund     17,438,366
       3,830   SSgA Prime Money Market Fund                     3,830
                                                          -----------
               Total Investment Companies                  17,442,196
                                                          -----------
               (Cost $17,442,196)

                                                                    Value
  Par Value                                                        (Note 2)
------------------------------------------------------------------------------

 ASSET BACKED AND MORTGAGE BACKED SECURITIES - 1.7%

 $1,514,163  Fidelity Equipment Lease Trust, Series 1999-1,
             Class A1 (A), CMO
             5.16%, 06/16/00                                     $  1,514,163
  1,839,743  Fidelity Equipment Lease Trust, Series 1999-2,
             Class A1 (A), CMO
             6.13%, 12/15/00                                        1,839,743
  5,000,000  SMM Trust, 1999-C (A)
             6.42%, 01/26/00*                                       5,000,000
                                                                 ------------
             Total Asset Backed and Mortgage Backed Securities      8,353,906
                                                                 ------------
             (Cost $8,353,906)

 MUNICIPAL OBLIGATIONS - 0.2%

  1,000,000  New Jersey State Municipal
             6.38%, 08/01/00                                        1,004,020
                                                                 ------------
             Total Municipal Obligations                            1,004,020
                                                                 ------------
             (Cost $1,004,020)

 Total Investments - 105.9%                                       543,666,891
                                                                 ------------
 (Cost $543,666,891)
 Net Other Assets and Liabilities - (5.9)%                        (30,061,012)
                                                                 ------------
 Total Net Assets - 100.0%                                       $513,605,879
                                                                 ============

------------------
* Variable rate security. The rate shown reflects rate in effect at December 31, 1999.
(A) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold, in transactions exempt from registration, to qualified institutional buyers. At December 31, 1999, these securities amounted to $116,892,393 or 22.76% of net assets.
(B) Effective yield at time of purchase
CMO Collateralized Mortgage Obligation
MTN Medium Term Note

                       See Notes to Financial Statements.
--------------------------------------------

                               Money Market Fund

            PORTFOLIO OF INVESTMENTS, Continued . December 31, 1999
--------------------------------------------------------------------------------


FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At December 31, 1999, the aggregate cost on investment securities for tax pur-poses was $543,666,891.

At December 31, 1999, the Portfolio had a capital loss carryforwards which expire as follows: $347 in 2002; $144 in 2003; $35,977 in 2004; $8,154 in 2005;
$52,338 in 2006.
OTHER INFORMATION
The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities is as follows:

          Moody's Ratings
            (Unaudited)
       Aaa                                                               96.79%
       NR (Not Rated)                                                     3.21
                                                                        ------
                                                                        100.00%
                                                                        ======

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                           Allmerica Investment Trust

      STATEMENTS OF ASSETS AND LIABILITIES (in 000's) . December 31, 1999
--------------------------------------------------------------------------------


                                                                         Money
                                                                        Market
                                                                         Fund
---------------------------------------------------------------------------------
ASSETS:
Investments:
 Investments at cost.................................................  $ 543,667
                                                                       ---------
 Total investments at value..........................................    543,667
Cash and foreign currency*...........................................          3
Interest and dividend receivables....................................      5,495
                                                                       ---------
 Total Assets........................................................    549,165
                                                                       ---------
LIABILITIES:
Payable for investments purchased....................................     22,164
Payable for shares repurchased.......................................     13,257
Advisory fee payable.................................................        100
Accrued expenses and other payables..................................         38
                                                                       ---------
 Total Liabilities...................................................     35,559
                                                                       ---------
NET ASSETS...........................................................  $ 513,606
                                                                       =========
NET ASSETS consist of
Paid-in capital......................................................  $ 513,703
Accumulated (distribution in excess of) net realized gain (loss) on investments sold, foreign currency transactions and futures
 contracts...........................................................        (97)
                                                                       ---------
TOTAL NET ASSETS.....................................................  $ 513,606
                                                                       =========
Shares of beneficial interest outstanding
(unlimited authorization, no par value) (in 000's)...................    513,705
NET ASSET VALUE,
Offering and redemption price per share
(Net Assets/Shares Outstanding)......................................  $   1.000
                                                                       =========

                       See Notes to Financial Statements.
--------------------------------------------

                           Allmerica Investment Trust

   STATEMENTS OF OPERATIONS (in 000's) . For the Year Ended December 31, 1999
--------------------------------------------------------------------------------

                                                                          Money
                                                                         Market
                                                                          Fund
---------------------------------------------------------------------------------
INVESTMENT INCOME
 Interest.............................................................  $  22,442
 Dividends............................................................        269
                                                                        ---------
 Total investment income..............................................     22,711
                                                                        ---------
EXPENSES
 Investment advisory fees.............................................      1,020
 Custodian and Fund accounting fees...................................        112
 Legal fees...........................................................          6
 Audit fees...........................................................         18
 Trustees' fees and expenses..........................................          8
 Reports to shareholders..............................................         66
 Miscellaneous........................................................          2
                                                                        ---------
 Total expense........................................................      1,232
                                                                        ---------
NET INVESTMENT INCOME (LOSS)..........................................     21,479
                                                                        ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investments sold.........................         --
                                                                        ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $  21,479
                                                                        =========

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                           Allmerica Investment Trust

                 STATEMENTS OF CHANGES IN NET ASSETS (in 000's)
--------------------------------------------------------------------------------

                                                           Money Market Fund
-------------------------------------------------------------------------------
                                                         Years Ended December
                                                                  31,
                                                            1999        1998
-------------------------------------------------------------------------------
NET ASSETS at beginning of year........................  $ 336,253   $ 260,619
                                                         ---------   ---------
Increase (decrease) in net assets
resulting from operations:
 Net investment income (loss)..........................     21,479      14,920
 Net realized gain (loss) on investments sold and
  foreign currency transactions........................         --         (52)
                                                         ---------   ---------
 Net increase in net assets resulting from operations..     21,479      14,868
                                                         ---------   ---------
Distributions to shareholders from:
 Net investment income.................................    (21,479)    (14,920)
 Distribution in excess of net investment income.......         --          (2)
                                                         ---------   ---------
  Total distributions..................................    (21,479)    (14,922)
                                                         ---------   ---------
Capital share transactions:
 Net proceeds from sales of shares.....................  1,057,803     327,728
 Issued to shareholders in reinvestment of
  distributions........................................     21,479      14,922
 Cost of shares repurchased............................   (901,929)   (266,962)
                                                         ---------   ---------
  Net increase from capital share transactions.........    177,353      75,688
                                                         ---------   ---------
  Total increase (decrease) in net assets..............    177,353      75,634
                                                         ---------   ---------
NET ASSETS at the end of year..........................  $ 513,606   $ 336,253
                                                         =========   =========
OTHER INFORMATION:
Share transactions:
 Sold..................................................  1,057,803     327,728
 Issued to shareholders in reinvestment of
  distributions........................................     21,479      14,922
 Repurchased...........................................   (901,929)   (266,962)
                                                         ---------   ---------
  Net increase in shares outstanding...................    177,353      75,688
                                                         =========   =========

                       See Notes to Financial Statements.
--------------------------------------------

                           Allmerica Investment Trust

     FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                         Income from Investment Operations                            Less Distributions
              ------------------------------------------------------- ---------------------------------------------------
                                   Net Realized
                 Net                   and                            Distributions
                Asset      Net      Unrealized             Dividends    from Net
                Value   Investment Gain (Loss)  Total from  from Net    Realized    Distributions
 Year Ended   Beginning   Income        on      Investment Investment    Capital         in       Return of     Total
December 31,   of Year    (Loss)   Investments  Operations   Income       Gains        Excess      Capital  Distributions
------------  --------- ---------- ------------ ---------- ---------- ------------- ------------- --------- -------------
Money Market
    Fund
    1999       $1.000     $0.051        --        $0.051    $(0.051)        --            --          --       $(0.051)
    1998        1.000      0.054        --         0.054     (0.054)        --            --          --        (0.054)
    1997        1.000      0.053        --         0.053     (0.053)        --            --          --        (0.053)
    1996        1.000      0.052        --         0.052     (0.052)        --            --          --        (0.052)
    1995        1.000      0.057        --         0.057     (0.057)        --            --          --        (0.057)
                 Net
               Increase
              (Decrease)
                  in
 Year Ended   Net Asset
December 31,    Value
------------  ----------
Money Market
    Fund
    1999          --
    1998          --
    1997          --
    1996          --
    1995          --

------------------------------------
(A)  Including reimbursements and reductions.
(B) Excluding reductions. Certain Portfolios have entered into varying arrangements with brokers who reduced a portion of the Portfolio's expenses.
(C)  Excluding reimbursements and reductions.

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                           Allmerica Investment Trust

                           Ratios/Supplemental Data
           -------------------------------------------------------------
                          Ratios To Average Net Assets
                  ------------------------------------------------
                  Net Assets
Net Asset           End of        Net        Operating       Management   Portfolio
Value End  Total     Year     Investment      Expenses          Fee       Turnover
 of Year   Return  (000's)   Income (Loss) (A)   (B)   (C)   Gross  Net     Rate
---------  ------ ---------- ------------- ----  ----  ----  -----  ----  ---------
 $1.000     5.19%  $513,606      5.09%     0.29% 0.29% 0.29% 0.24%  0.24%    N/A
  1.000     5.51%   336,253      5.36%     0.32% 0.32% 0.32% 0.26%  0.26%    N/A
  1.000     5.47%   260,620      5.33%     0.35% 0.35% 0.35% 0.27%  0.27%    N/A
  1.000     5.36%   217,256      5.22%     0.34% 0.34% 0.34% 0.28%  0.28%    N/A
  1.000     5.84%   155,211      5.68%     0.36%   --  0.36% 0.29%  0.29%    N/A

--------------------------------------------

                           Allmerica Investment Trust

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION

Allmerica Investment Trust (the "Trust") is registered under the Investment Company Act of 1940 ("the 1940 Act"), as amended, as an open-end, diversified management investment company established as a Massachusetts business trust. The Trust is intended to serve as an investment medium for (i) variable life insurance policies and variable annuity contracts offered by insurance compa-nies, (ii) certain qualified pension and retirement plans, as permitted by Treasury Regulations; and (iii) life insurance companies and advisers to the Portfolios and their affiliates. The Trust is comprised of fourteen managed investment portfolios. The accompanying financial statements and financial highlights are those of the Money Market Fund (the "Portfolio").

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation: Securities of the Portfolio are valued utilizing the amor-tized cost valuation method, permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any dis-count or premium.

Federal Income Taxes: The Trust treats each Portfolio as a separate entity for Federal income tax purposes. The Portfolio intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Portfolio will not be subject to Federal income taxes to the extent it distributes all of its taxable income and net realized gains, if any, for its tax year ending December 31, 1999. In addi-tion, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Portfo-lio will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required. Withholding taxes on foreign dividend income and gains have been paid or provided for in accordance with the applicable country's tax rules and rates.

Distributions to Shareholders: Dividends from net investment income are declared and reinvested daily for the Portfolio. The Portfolio declares and distribute all net realized capital gains, if any, at least annually. Distribu-tions to shareholders are recorded on ex-dividend date.

Expenses: The Trust accounts separately for assets, liabilities and operations of each Portfolio. Expenses directly attributed to a Portfolio are charged to the Portfolio, while expenses which are attributable to more than one Portfolio of the Trust are allocated among the respective Portfolios.


                         ------------------------------------------------------

                           Allmerica Investment Trust

--------------------------------------------------------------------------------

3.  INVESTMENT ADVISORY, ADMINISTRATION, AND OTHER RELATED PARTY TRANSACTIONS.

Allmerica Financial Investment Management Services, Inc. (the "Manager"), a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), serves as investment advisor and administrator to the Trust. Under the terms of the management agreement, the Portfolios pay a man-agement fee, calculated daily and payable monthly, at an annual rate based upon the following fee schedules:

                 Percentage of Average Daily Net
                             Assets
                 First        Next         Over
Portfolio     $50,000,000 $200,000,000 $250,000,000
---------------------------------------------------
Money Market     0.35%       0.25%        0.20%

The Manager has entered into Sub-Adviser Agreements for the management of the investments of the Portfolio. The Manager is solely responsible for the payment of all fees to the Sub-Advisers. The Sub-Adviser for the Portfolio is Allmerica Asset Management, Inc.

Effective April 1, 1999, IBT provides portfolio accounting and custody services to the Trust and receives fees and reimbursement of certain out-of-pocket expenses for its services from the Trust. The Manager has entered into an Administrative Services Agreement with IBT, whereby IBT performs certain admin-istrative services for the Portfolio and is entitled to receive an administra-tive fee and certain out-of-pocket expenses. The Manager is solely responsible for the payment of the administrative fee to IBT. Prior to April 1, 1999, First Data Investor Services Group, Inc. performed fund administration and fund accounting services for the Trust, and custodian services were performed by Bankers Trust Company. The Trust pays no salaries or compensation to any of its officers. Trustees who are not directors, officers or employees of the Trust or any investment adviser are reimbursed for their travel expenses in attending meetings of the Trustees, and receive quarterly meeting and retainer fees for their services. Such amounts are paid by the Trust.

4. REIMBURSEMENT OF EXPENSES AND WAIVER OF FEES

In the event normal operating expenses of the Portfolio, excluding taxes, interest, broker commissions, and extraordinary expenses, but including the advisory fee, exceed 0.60% of average net assets, the Manager will voluntarily reimburse fees and any expenses in excess of the expense limitations. Expense limitations may be removed or revised at any time after the Portfolio's first fiscal year of operations without prior notice to existing shareholders.

5. SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest for the Portfolios, each without a par value.


--------------------------------------------

                           Allmerica Investment Trust

                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Allmerica Investment Trust

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all mate-rial respects, the financial position of the Money Market Fund (one of the funds constituting the Allmerica Investment Trust, hereafter referred to as the "Trust") at December 31, 1999, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in con-formity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and signifi-cant estimates made by management, and evaluating the overall financial state-ment presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and bro-kers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2000

                         ------------------------------------------------------

                           Allmerica Investment Trust

                             REGULATORY DISCLOSURES
--------------------------------------------------------------------------------

The performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an invest-or's shares, when redeemed, may be worth more or less than their original cost.

An investment in the Money Market Fund is not insured or guaranteed by the Fed-eral Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolio and are not authorized for distribution to prospective investors in The Fulcrum FundSM Variable Annu-ity of Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company unless accompanied or preceded by effective prospectuses for The Fulcrum FundSM Variable Annuity, Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company and Allmerica Investment Trust, which include important information related to charges and expenses.

                                 CLIENT NOTICES
--------------------------------------------------------------------------------

This report includes financial statements for Allmerica Investment Trust. It does not include financial statements for the separate accounts that correspond to The Fulcrum FundSM Variable Annuity contracts. Separate account financial statements are not provided.

--------------------------------------------

                         [LOGO OF ALLMERICA FINANCIAL]

                First Allmerica Financial Life Insurance Company .
             Allmerica Financial Life Insurance and Annuity Company
       (licensed in all states except NY) . Allmerica Trust Company, N.A.
   Allmerica Investments, Inc. . Allmerica Investment Management Company, Inc.
                   The Hanover Insurance Company . AMGRO, Inc.
                 Allmerica Financial Alliance Insurance Company
Allmerica Asset Management, Inc. . Allmerica Financial Benefit Insurance Company
                     Sterling Risk Management Services, Inc.
          Citizens Corporation . Citizens Insurance Company of America
                           . Citizens Management Inc.
        440 Lincoln Street, Worcester, Massachusetts 01653

11371 (12/99)